Long-term bank debt, current and non current, textuals 1 (Details) $ in Thousands		8 Months Ended	12 Months Ended
	Sep. 15, 2015 USD ($)	Aug. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2012	Dec. 31, 2014 USD ($)
Line Of Credit Facility [Line Items]
Amendment fee payable			$ 200
Repayment to RBS			$ 127,129	$ 14,897
Amendment of RBS Loan Agreement [Member]
Line Of Credit Facility [Line Items]
Debt instrument issuance date			Sep. 12, 2016
Amount prepaid			$ 7,607
Repayment of deferred tranche			8,851
Amendment fee paid			150
Amendment fee payable			$ 200
Rbs Credit Facility [Member]
Line Of Credit Facility [Line Items]
Line of credit facility, initiation date			Dec. 16, 2011
Line of credit facility, maximum borrowing capacity			$ 100,000
Repayments Of Lines Of Credit	$ 92,700	$ 6,000
Line of credit facility remaining borrowing capacity			$ 0
Line of credit facility						$ 98,700
Debt instrument, maturity date, description			5 years
Line of credit facility age limit of vessels			20 years
Line of credit facility, interest rate description			LIBOR plus a margin
Loan margin percentage			3.10%		2.75%
Line of credit facility, priority			first priority mortgages over certain vessels of fleet
Restricted cash description			security interest on the minimum cash held by the borrower in favor of the lenders		minimum cash of 10% of the drawings under the revolving facility, but not less than $5,000
Line of credit facility dividend restrictions			The Company was not permitted to pay any dividends that would result in a breach of the financial covenants.
Rbs Credit Facility [Member] | Minimum [Member]
Line Of Credit Facility [Line Items]
Borrower minimum liquidity percentage			10.00%
Borrower minimum liquidity			$ 5,000
Rbs Term Loan [Member]
Line Of Credit Facility [Line Items]
Debt instrument issuance date			Sep. 10, 2015
Debt instrument face amount			$ 148,000
Debt instrument maturity date			Sep. 15, 2021
Debt Instrument Frequency Of Periodic Payment			quarterly
Debt instrument description of variable rate basis			LIBOR
Loan margin percentage			2.75%
Debt issuance costs				$ 1,875
Debt Instrument Priority			first preferred mortgages on nine vessels of the Company's fleet, first priority deeds of assignments of insurances, earnings, charter rights and requisition compensation and a corporate guarantee.
Debt Instrument Covenant Description			There are also restrictions as to changes in the loan agreement with DSI, in the securities purchase agreement that the Company entered into in the private placement which took place in July 2014, in certain shareholdings and management of the vessels.
Debt Instrument Dividend Restrictions			Finally, the Company is not permitted to pay any dividends that would result in a breach of the financial covenants.
Commitment fee percentage			1.375%
Restricted cash description			The loan agreement also contains customary financial covenants, minimum security value of the mortgaged vessels, requires minimum liquidity of $500 per vessel in the fleet and restricted cash of $9,000 to be deposited by the borrowers with the lenders for the duration of the loan.
Restrcited cash to be deposited			$ 9,000
Number Of Vessels Collateral For Debt			9
Borrower Minimum Liquidity Per Vessel			$ 500
Rbs Term Loan [Member] | Repayment To Rectify The Shortfall Of The Minimum Required Security Cover [Member]
Line Of Credit Facility [Line Items]
Repayment to RBS			$ 18,861
Rbs Term Loan [Member] | After Amendment [Member]
Line Of Credit Facility [Line Items]
Loan margin percentage			3.10%
Rbs Term Loan [Member] | Comnpany's Vessels [Member]
Line Of Credit Facility [Line Items]
Number Of Vessels Collateral For Debt			7
Rbs Term Loan [Member] | Newly Acquired Vessels [Member]
Line Of Credit Facility [Line Items]
Number Of Vessels Collateral For Debt			2
Rbs Term Loan [Member] | Minimum [Member] | Prior To Amendment [Member]
Line Of Credit Facility [Line Items]
Minimum Security Covenant			140.00%
Rbs Term Loan [Member] | Minimum [Member] | After Amendment [Member]
Line Of Credit Facility [Line Items]
Minimum Security Covenant			125.00%